PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 15,724
Balance at end of period	15,430	$ 15,724
Right-of-use assets	1,193	1,296
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	22,392	21,980
Additions (cash and non-cash)	1,603	3,433
Dispositions	(978)	(3,589)
Acquisitions through business combinations	7	236
Foreign currency translation and other	(601)	332
Balance at end of period	22,423	22,392
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(6,668)	(6,087)
Depreciation/depletion/impairment expense	(829)	(2,049)
Dispositions	397	1,568
Foreign currency translation and other	107	(100)
Balance at end of period	$ (6,993)	$ (6,668)